Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Australia: 3.5%
363,461		Aurizon Holdings Ltd.	$ 1,047,027	0.5
64,137		BHP Group Ltd. Australian	2,013,639	1.0
5,683		Mineral Resources Ltd.	258,744	0.1
15,547		Rio Tinto Ltd.	1,272,011	0.7
123,422		South32 Ltd. - AUD	434,221	0.2
278,362		Telstra Corp., Ltd.	773,790	0.4
96,413		Transurban Group - Stapled Security	991,652	0.5
11,589		Woodside Energy Group Ltd.	244,485	0.1
			7,035,569	3.5

		Brazil: 1.5%
45,823		Cia Siderurgica Nacional S.A.	209,708	0.1
18,748		Telefonica Brasil SA-VIVT3	201,344	0.1
294,439		TIM SA/Brazil	883,463	0.5
89,640		Vale SA	1,632,082	0.8
			2,926,597	1.5

		Canada: 6.2%
2,469		Canadian National Railway Co. - CNR	280,738	0.1
7,693		Canadian Pacific Railway Ltd.	548,914	0.3
27,927		Canadian Utilities Ltd.	886,042	0.4
4,568		Enbridge, Inc.	211,020	0.1
20,410		First Quantum Minerals Ltd.	590,911	0.3
8,669		Franco-Nevada Corp.	1,226,346	0.6
42,791	(1)	Hydro One Ltd.	1,193,554	0.6
14,436		Keyera Corp.	384,739	0.2
36,269		Kinross Gold Corp.	162,871	0.1
49,156		Lundin Mining Corp.	437,599	0.2
30,943		Northland Power, Inc.	938,430	0.5
12,705		Nutrien Ltd.	1,241,622	0.6
8,781		Pan American Silver Corp.	193,136	0.1
18,697		Pembina Pipeline Corp.	753,881	0.4
11,188		Teck Resources Ltd.	463,848	0.2
59,330		TELUS Corp.	1,484,599	0.7
23,301		Wheaton Precious Metals Corp.	962,363	0.5
4,772		WSP Global, Inc.	526,755	0.3
			12,487,368	6.2

		China: 2.8%
117,800	(2)	AVIC Electromechanical Systems Co. Ltd. - A Shares	200,322	0.1
90,000		Beijing Enterprises Holdings Ltd.	315,080	0.2
1,020,000		China Communications Services Corp., Ltd. - H Shares	477,654	0.2
198,000		China Hongqiao Group Ltd.	245,406	0.1
130,000		China Merchants Port Holdings Co. Ltd.	246,682	0.1
312,000		China National Building Material Co., Ltd. - H Shares	393,549	0.2
181,300		China National Nuclear Power Co. Ltd. - A Shares	197,339	0.1
240,000		China Oilfield Services Ltd. - H Shares	282,584	0.1
442,000		China Railway Group Ltd. - H Shares	305,492	0.2
608,700		China State Construction Engineering Corp. Ltd. - A Shares	503,403	0.3
3,166,000	(1)	China Tower Corp. Ltd. - H Shares	370,958	0.2
109,500	(3)	COSCO Shipping Holdings Co., Ltd. - H Shares	193,751	0.1
306,000		COSCO Shipping Ports, Ltd.	230,734	0.1
84,100		ENN Natural Gas Co. Ltd. - A Shares	230,722	0.1
109,000		Kingboard Holdings Ltd.	521,500	0.3
855,000		Shenzhen International Holdings Ltd.	823,295	0.4
			5,538,471	2.8

		Denmark: 0.4%
296		AP Moller - Maersk A/S - Class B	867,393	0.4

		France: 4.4%
6,552		Air Liquide SA	1,147,699	0.6
6,245		Arkema SA	756,075	0.4
23,279		Cie de Saint-Gobain	1,379,833	0.7
10,054		Eiffage SA	996,068	0.5
53,981		Electricite de France SA	479,267	0.2
39,779		Engie SA	534,713	0.3
8,996		Legrand S.A.	779,628	0.4
98,783		Orange SA	1,236,612	0.6
6,851		Schneider Electric SE	951,547	0.5
2,500		Thales S.A.	305,286	0.1
6,500		Veolia Environnement	181,910	0.1
			8,748,638	4.4

		Germany: 4.1%
28,941		BASF SE	1,598,287	0.8
15,151	(1)	Covestro AG	694,493	0.4
44,426	(3)	Deutsche Lufthansa AG	327,214	0.2
34,495		Deutsche Post AG	1,427,527	0.7
81,150		Deutsche Telekom AG	1,669,709	0.8
10,101		GEA Group AG	404,064	0.2
14,492		HeidelbergCement AG	846,379	0.4
9,355		Siemens AG	1,234,887	0.6
			8,202,560	4.1

		Hong Kong: 1.0%
13,500		Jardine Matheson Holdings Ltd.	781,305	0.4
133,000		Power Assets Holdings Ltd.	868,383	0.4

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
82,000		SITC International Holdings Co. Ltd.	$ 309,674	0.2
			1,959,362	1.0

		India: 1.7%
291,768		Bharat Electronics Ltd.	879,632	0.4
142,102		GAIL India Ltd.	269,119	0.1
27,048		Grasim Industries Ltd.	494,705	0.3
79,097		Hindalco Industries Ltd.	430,119	0.2
23,765		Larsen & Toubro Ltd.	503,228	0.3
302,571		NTPC Ltd.	606,923	0.3
46,990		Vedanta Ltd.	194,566	0.1
			3,378,292	1.7

		Indonesia: 0.4%
1,181,900		Aneka Tambang Tbk	202,678	0.1
2,171,000		Telkom Indonesia Persero Tbk PT	640,948	0.3
			843,626	0.4

		Ireland: 1.6%
36,873		CRH PLC	1,521,854	0.8
9,120		DCC PLC	644,823	0.3
13,049		James Hardie Industries SE	336,863	0.2
5,067		Trane Technologies PLC	699,550	0.3
			3,203,090	1.6

		Italy: 0.7%
218,066		Enel S.p.A.	1,416,801	0.7

		Japan: 8.7%
86,200		Asahi Kasei Corp.	696,458	0.3
1,300		Fanuc Ltd.	211,899	0.1
33,800		Hino Motors Ltd.	188,957	0.1
3,300		Hirose Electric Co., Ltd.	457,403	0.2
12,400	(3)	Hitachi Metals Ltd.	199,061	0.1
19,200		KDDI Corp.	669,813	0.3
3,400		Keyence Corp.	1,351,760	0.7
36,600		Lixil Corp.	696,333	0.3
53,000		Mitsubishi Electric Corp.	580,726	0.3
6,900		Mitsubishi Heavy Industries Ltd.	263,279	0.1
10,800		Mitsui & Co., Ltd.	271,281	0.1
8,700		Murata Manufacturing Co., Ltd.	559,066	0.3
24,700		NGK Insulators Ltd.	365,560	0.2
9,000		NIPPON EXPRESS HOLDINGS INC	522,772	0.3
21,700		Nippon Sanso Holdings Corp.	406,763	0.2
64,600		Nippon Telegraph & Telephone Corp.	1,973,685	1.0
2,900		Nippon Yusen KK	239,731	0.1
16,700		Nissan Chemical Corp.	938,798	0.5
10,800		Nitto Denko Corp.	782,334	0.4
63,500		Osaka Gas Co., Ltd.	1,190,284	0.6
5,000		Shin-Etsu Chemical Co., Ltd.	707,475	0.3
800		SMC Corp.	413,620	0.2
7,600		SoftBank Group Corp.	314,785	0.2
230,800		Sumitomo Chemical Co., Ltd.	954,027	0.5
11,500		Sumitomo Corp.	164,543	0.1
63,700		Tokyo Gas Co., Ltd.	1,244,486	0.6
15,800		Tokyu Corp.	179,300	0.1
2,900		Toyota Industries Corp.	186,403	0.1
8,100		Toyota Tsusho Corp.	309,192	0.2
19,200		Yamato Holdings Co., Ltd.	332,058	0.2
			17,371,852	8.7

		Malaysia: 0.3%
188,200		Petronas Chemicals Group Bhd	440,677	0.2
287,200		Westports Holdings Bhd	226,231	0.1
			666,908	0.3

		Mexico: 0.2%
440,200		Alfa SA de CV	335,510	0.2

		Netherlands: 0.6%
3,770	(3)	AerCap Holdings NV	186,389	0.1
4,690		Airbus SE	549,648	0.3
6,181		ArcelorMittal SA	197,897	0.1
2,592		LyondellBasell Industries NV - Class A	296,136	0.1
			1,230,070	0.6

		New Zealand: 0.2%
155,649		Spark New Zealand Ltd.	492,307	0.2

		Norway: 0.8%
28,060		Norsk Hydro ASA	225,161	0.1
25,674		Telenor ASA	354,509	0.2
20,169		Yara International ASA	1,045,746	0.5
			1,625,416	0.8

		Philippines: 0.6%
47,640		GT Capital Holdings, Inc.	456,179	0.2
182,000		International Container Terminal Services, Inc.	753,329	0.4
			1,209,508	0.6

		Qatar: 0.8%
37,917		Industries Qatar QSC	190,542	0.1
874,611		Mesaieed Petrochemical Holding Co.	650,766	0.3
109,263		Ooredoo QPSC	222,172	0.1
611,384		Qatar Gas Transport Co. Ltd.	628,205	0.3
			1,691,685	0.8

		Russia: –%
267,141	(2)	Alrosa PJSC	–	–
4,101,092	(2)	Inter RAO UES PJSC	–	–
62,480	(2)	Mobile TeleSystems PJSC ADR	–	–
			–	–

		Saudi Arabia: 0.9%
30,921		Etihad Etisalat Co.	323,712	0.2
23,908	(3)	Saudi Arabian Mining Co.	414,289	0.2
48,693		Saudi Electricity Co.	315,237	0.1
28,503		Saudi Telecom Co.	781,059	0.4
			1,834,297	0.9

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 1.4%
48,800	(1)	BOC Aviation Ltd.	$ 402,503	0.2
54,600	(3)	Singapore Airlines Ltd.	220,093	0.1
471,300		Singapore Technologies Engineering Ltd.	1,412,402	0.7
124,900		Singapore Telecommunications Ltd.	235,403	0.1
35,800		Venture Corp. Ltd.	466,186	0.3
			2,736,587	1.4

		South Africa: 0.5%
17,523		Bidvest Group Ltd.	244,356	0.1
20,351		Impala Platinum Holdings Ltd.	277,463	0.2
8,352	(3)	Sasol Ltd.	218,435	0.1
66,424		Sibanye Stillwater Ltd.	215,101	0.1
			955,355	0.5

		South Korea: 2.0%
10,028		CJ Corp.	689,517	0.3
5,855		GS Engineering & Construction Corp.	187,599	0.1
2,586		Hyundai Glovis Co., Ltd.	441,259	0.2
8,388		Hyundai Steel Co.	278,337	0.1
45,476		LG Uplus Corp.	508,408	0.3
2,592		POSCO Holdings, Inc.	602,483	0.3
4,028		Samsung Electro-Mechanics Co. Ltd.	500,496	0.3
1,126		Samsung SDI Co., Ltd.	520,708	0.3
2,016		SK Chemicals Co. Ltd.	209,300	0.1
			3,938,107	2.0

		Spain: 1.3%
28,640		ACS Actividades de Construccion y Servicios SA	812,100	0.4
152,260		Iberdrola S.A. - IBEE	1,804,053	0.9
			2,616,153	1.3

		Sweden: 2.4%
9,443		Assa Abloy AB	232,780	0.1
80,532		Atlas Copco AB	903,781	0.5
20,133	(3)	Atlas Copco AB	16,451	0.0
24,600		Epiroc AB-A	477,017	0.2
15,384		Hexagon AB	187,705	0.1
46,020		Husqvarna AB - B Shares	415,303	0.2
15,477		Sandvik AB	318,141	0.2
45,231		SKF AB - B Shares	801,182	0.4
15,199		Tele2 AB	185,880	0.1
22,809		Telefonaktiebolaget LM Ericsson	185,224	0.1
58,419		Volvo AB - B Shares	1,024,607	0.5
			4,748,071	2.4

		Switzerland: 1.9%
24,941		ABB Ltd.	769,044	0.4
30,493		Glencore PLC	201,119	0.1
31,940		Holcim AG	1,583,641	0.8
4,755		Sika AG	1,319,935	0.6
			3,873,739	1.9

		Taiwan: 0.7%
62,000		Evergreen Marine Corp. Taiwan Ltd.	296,956	0.2
124,000		HON HAI Precision Industry Co., Ltd.	480,788	0.2
16,000		Nan Ya Printed Circuit Board Corp.	214,403	0.1
63,000		Unimicron Technology Corp.	462,396	0.2
			1,454,543	0.7

		Thailand: 0.2%
68,600		Electricity Generating PCL - Foreign	360,478	0.2

		United Kingdom: 3.0%
22,544		Anglo American PLC	1,110,596	0.6
45,467		BAE Systems PLC	433,670	0.2
5,376		Bunzl PLC	187,419	0.1
28,010		CNH Industrial NV	418,672	0.2
10,303		Ferguson PLC	1,238,948	0.6
121,163		Melrose Industries PLC	206,759	0.1
22,164		Mondi PLC	430,865	0.2
1,150,783		Vodafone Group PLC	1,894,673	1.0
			5,921,602	3.0

		United States: 43.0%
2,567		3M Co.	383,227	0.2
5,761		Air Products & Chemicals, Inc.	1,418,128	0.7
9,804		Allegion Public Ltd.	1,094,617	0.5
537		AMERCO	263,119	0.1
3,248		American Water Works Co., Inc.	491,260	0.2
9,450		Ametek, Inc.	1,147,891	0.6
12,142		AO Smith Corp.	729,977	0.4
9,916	(3)	Arrow Electronics, Inc.	1,196,365	0.6
92,771		AT&T, Inc.	1,975,095	1.0
5,125		Atmos Energy Corp.	596,089	0.3
31,140		Baker Hughes Co.	1,120,417	0.6
5,635	(3)	Boeing Co.	740,439	0.4
6,876		Caterpillar, Inc.	1,484,185	0.7
2,307		CF Industries Holdings, Inc.	227,862	0.1
7,100		Cheniere Energy, Inc.	971,067	0.5
85,488		Cisco Systems, Inc.	3,851,234	1.9
2,841		Cognex Corp.	137,561	0.1
9,721		Constellation Energy Corp.	603,480	0.3
27,572		Corteva, Inc.	1,726,559	0.9
56,640		CSX Corp.	1,800,586	0.9
4,096		Deere & Co.	1,465,467	0.7
2,930		Dover Corp.	392,356	0.2
11,932		DTE Energy Co.	1,583,496	0.8
17,477		Duke Energy Corp.	1,966,512	1.0
17,703		DuPont de Nemours, Inc.	1,201,149	0.6
2,071		Eastman Chemical Co.	228,141	0.1
20,161		Emerson Electric Co.	1,787,474	0.9
7,623		Entergy Corp.	917,199	0.5
8,430		Evergy, Inc.	589,594	0.3
9,143		Eversource Energy	844,082	0.4
5,175	(3)	F5, Inc.	843,732	0.4
5,385		FedEx Corp.	1,209,363	0.6
6,028		FMC Corp.	738,912	0.4
23,089		Fortive Corp.	1,426,208	0.7
4,813		Fortune Brands Home & Security, Inc.	333,782	0.2
33,689		Freeport-McMoRan, Inc.	1,316,566	0.7

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
649	(3) Generac Holdings, Inc.	$ 160,355	0.1
23,005	General Electric Co.	1,801,061	0.9
18,135	Halliburton Co.	734,467	0.4
5,087	Heico Corp. - HEI	727,695	0.4
4,456	Honeywell International, Inc.	862,771	0.4
11,998	Ingersoll Rand, Inc.	565,706	0.3
28,452	Johnson Controls International plc	1,550,919	0.8
27,174	Juniper Networks, Inc.	833,698	0.4
5,853	(3) Keysight Technologies, Inc.	852,197	0.4
14,302	Kinder Morgan, Inc.	281,606	0.1
9,597	Knight-Swift Transportation Holdings, Inc.	466,798	0.2
5,488	Linde PLC	1,781,844	0.9
773	Lockheed Martin Corp.	340,205	0.2
6,133	Mosaic Co.	384,232	0.2
6,566	Newmont Corp.	445,503	0.2
32,289	NextEra Energy, Inc.	2,443,954	1.2
3,212	Norfolk Southern Corp.	769,788	0.4
3,239	Nucor Corp.	429,038	0.2
1,662	Old Dominion Freight Line	429,195	0.2
12,465	Owens Corning, Inc.	1,191,405	0.6
8,234	Packaging Corp. of America	1,295,044	0.6
5,261	Parker Hannifin Corp.	1,431,886	0.7
18,450	Pentair PLC	925,636	0.5
17,785	(3) PG&E Corp.	216,977	0.1
3,162	PPG Industries, Inc.	399,961	0.2
21,397	PPL Corp.	645,761	0.3
9,567	Raytheon Technologies Corp.	910,013	0.5
4,847	Rockwell Automation, Inc.	1,033,380	0.5
4,288	Roper Technologies, Inc.	1,897,183	0.9
4,777	RPM International, Inc.	420,854	0.2
30,305	Schlumberger NV	1,392,818	0.7
5,223	Sealed Air Corp.	324,766	0.2
13,832	Sempra Energy	2,266,512	1.1
12,866	Sensata Technologies Holding PLC	617,954	0.3
4,244	Sherwin-Williams Co.	1,137,562	0.6
5,026	Snap-On, Inc.	1,115,169	0.6
3,021	Southern Co.	228,569	0.1
11,976	(3) Southwest Airlines Co.	549,219	0.3
2,548	Steel Dynamics, Inc.	217,548	0.1
13,092	Textron, Inc.	854,777	0.4
2,082	(3) T-Mobile US, Inc.	277,510	0.1
7,739	(3) Trimble, Inc.	526,639	0.3
10,448	(3) Uber Technologies, Inc.	242,394	0.1
30,325	UGI Corp.	1,296,090	0.6
5,841	Union Pacific Corp.	1,283,735	0.6
7,807	United Parcel Service, Inc. - Class B	1,422,826	0.7
2,781	(3) United Rentals, Inc.	829,239	0.4
37,213	Verizon Communications, Inc.	1,908,655	1.0
36,459	Vistra Corp.	961,424	0.5
10,237	WEC Energy Group, Inc.	1,075,602	0.5
8,633	Westinghouse Air Brake Technologies Corp.	815,473	0.4
24,446	WestRock Co.	1,185,387	0.6
1,107	WW Grainger, Inc.	539,186	0.3
		86,101,377	43.0

	Total Common Stock
	(Cost $181,344,173)	195,771,332	97.8

EXCHANGE-TRADED FUNDS: 1.6%
33,469	iShares MSCI ACWI ETF	3,083,834	1.6

	Total Exchange-Traded Funds
	(Cost $3,215,361)	3,083,834	1.6

PREFERRED STOCK: 0.1%
	Brazil: 0.1%
33,400	Gerdau SA	202,963	0.1

	Total Preferred Stock
	(Cost $216,488)	202,963	0.1

	Total Long-Term Investments
	(Cost $184,776,022)	199,058,129	99.5

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,477,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.710%
	(Cost $1,477,000)	1,477,000	0.7

	Total Short-Term Investments
	(Cost $1,477,000)	1,477,000	0.7

	Total Investments in Securities (Cost $186,253,022)	$200,535,129	100.2
	Liabilities in Excess of Other Assets	(427,782)	(0.2)
	Net Assets	$200,107,347	100.0

ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Rate shown is the 7-day yield as of May 31, 2022.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Integrated Telecommunication Services	7.4%
Electric Utilities	7.1
Industrial Machinery	4.9
Building Products	3.9
Industrial Conglomerates	3.8%
Specialty Chemicals	3.8
Aerospace & Defense	3.7
Electrical Components & Equipment	3.7
Multi-Utilities	3.2
Diversified Metals & Mining	3.2
Railroads	2.9
Communications Equipment	2.8
Fertilizers & Agricultural Chemicals	2.7
Construction Materials	2.7
Gas Utilities	2.5
Air Freight & Logistics	2.4
Industrial Gases	2.4
Wireless Telecommunication Services	2.4
Construction & Engineering	2.3
Construction Machinery & Heavy Trucks	2.0
Trading Companies & Distributors	2.1
Steel	1.9
Diversified Chemicals	1.9
Oil & Gas Equipment & Services	1.7
Electronic Components	1.7
Oil & Gas Storage & Transportation	1.6
Multi-Sector Holdings	1.6
Electronic Equipment & Instruments	1.6
Gold	1.5
Paper Packaging	1.4
Copper	1.2
Agricultural & Farm Machinery	1.1
Commodity Chemicals	1.0
Independent Power Producers & Energy Traders	1.1
Trucking	0.9
Marine	1.0
Application Software	0.9
Highways & Railtracks	0.9
Marine Ports & Services	0.7
Technology Distributors	0.6
Airlines	0.6
Electronic Manufacturing Services	0.5
Renewable Electricity	0.5
Aluminum	0.4
Heavy Electrical Equipment	0.3
Precious Metals & Minerals	0.3
Water Utilities	0.2
Paper Products	0.2
Oil & Gas Drilling	0.1
Oil & Gas Exploration & Production	0.1
Silver	0.1
Assets in Excess of Other Liabilities*	0.5
Net Assets	100.0%

*	Includes short-term investments and exchange-traded funds.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,035,569	$–	$7,035,569
Brazil	2,926,597	–	–	2,926,597
Canada	12,487,368	–	–	12,487,368
China	–	5,338,149	200,322	5,538,471
Denmark	–	867,393	–	867,393
France	–	8,748,638	–	8,748,638
Germany	–	8,202,560	–	8,202,560
Hong Kong	–	1,959,362	–	1,959,362
India	–	3,378,292	–	3,378,292
Indonesia	–	843,626	–	843,626
Ireland	699,550	2,503,540	–	3,203,090
Italy	–	1,416,801	–	1,416,801
Japan	–	17,371,852	–	17,371,852
Malaysia	–	666,908	–	666,908
Mexico	335,510	–	–	335,510
Netherlands	482,525	747,545	–	1,230,070
New Zealand	–	492,307	–	492,307
Norway	–	1,625,416	–	1,625,416
Philippines	–	1,209,508	–	1,209,508
Qatar	–	1,691,685	–	1,691,685
Russia	–	–	–	–
Saudi Arabia	–	1,834,297	–	1,834,297
Singapore	–	2,736,587	–	2,736,587
South Africa	244,356	710,999	–	955,355
South Korea	–	3,938,107	–	3,938,107
Spain	–	2,616,153	–	2,616,153
Sweden	16,451	4,731,620	–	4,748,071
Switzerland	–	3,873,739	–	3,873,739
Taiwan	–	1,454,543	–	1,454,543
Thailand	–	360,478	–	360,478
United Kingdom	–	5,921,602	–	5,921,602
United States	86,101,377	–	–	86,101,377
Total Common Stock	103,293,734	92,277,276	200,322	195,771,332
Exchange-Traded Funds	3,083,834	–	–	3,083,834
Preferred Stock	202,963	–	–	202,963
Short-Term Investments	1,477,000	–	–	1,477,000
Total Investments, at fair value	$108,057,531	$92,277,276	$200,322	$200,535,129
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,263,368)	$–	$(1,263,368)
Total Liabilities	$–	$(1,263,368)	$–	$(1,263,368)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2022 (Unaudited) (Continued)

At May 31, 2022, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Industrial Select Sector SPDR Fund	UBS AG	Call	06/02/22	USD	97.730	183,157	USD	17,344,968	$508,352	$(8,970)
iShares MSCI EAFE ETF	HSBC Bank USA N.A.	Call	06/16/22	USD	67.310	429,357	USD	29,408,851	421,929	(891,058)
iShares MSCI Emerging Markets ETF	UBS AG	Call	06/16/22	USD	40.970	175,738	USD	7,430,343	166,319	(318,440)
Materials Select Sector SPDR Fund	Citibank N.A.	Call	06/02/22	USD	86.770	165,956	USD	14,277,195	436,315	(44,900)
									$1,532,915	$(1,263,368)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $185,272,301.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 27,562,250
Gross Unrealized Depreciation	(13,535,080)
Net Unrealized Appreciation	$ 14,027,170